SEGMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Product Information [Line Items]
Net revenues	$ 4,966	$ 5,045	$ 9,948	$ 10,046
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,353	1,271	2,573	2,684
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	253	257	518	487
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	110	128	239	252
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	293	284	557	546
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	81	87	159	172
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,054	939	1,978	2,009
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	105	103	212	217
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	91	88	176	189
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	128	133	252	247
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	83	74	181	145
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	179	181	336	361
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,090	$ 2,027	$ 4,046	$ 4,141